Revenues - Additional Information (Detail) - USD ($)	5 Months Ended	10 Months Ended		12 Months Ended
	Dec. 31, 2022	Oct. 18, 2022	Dec. 31, 2021	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 3,287,101	$ 12,847,729	$ 6,272,431	$ 28,738,982
Other Current Assets [Member]
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	0			33,846
Voyage charter revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues				2,209,749
Receivables, net, current	0			9,419,628
Revenue remaining performance obligation amount	$ 0			$ 1,866,321